LEASES (Details-Right Of Use Assets) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Addition				$ 223	¥ 1,439
Depreciation charge	$ (56)	¥ (360)	¥ (577)
Buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balace	167	1,079	¥ 616	95	616
Addition				223	1,439
Depreciation charge	(56)	(360)		(151)	(976)
Ending balace	$ 111	¥ 719		$ 167	¥ 1,079